Short-Intermediate Income Fund (Prospectus Summary) | Short-Intermediate Income Fund
Short-Intermediate Income Fund
Investment Objective
The investment objective of the Fund is high current income consistent with the preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Short-Intermediate Income Fund (USD $)	Institutional Class	Investor Class
Maximum sales charge (load) on purchase	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short-Intermediate Income Fund		Institutional Class	Investor Class
Management fees		0.40%	0.40%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.21%	0.50%
Acquired fund fees and expenses	[1]	0.01%	0.01%
Total annual fund operating expenses	[2]	0.62%	1.16%
Fee waiver and/or expense reimbursement	[2]	none	(0.35%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.62%	0.81%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment adviser has agreed in writing to limit the total class-specific operating expenses of the Fund's Investor Class shares to an amount no greater than 0.20% per annum more than the total class-specific operating expenses of the Fund's Institutional Class shares (in each case, as such expenses are expressed as a percentage of the average daily net assets of the respective share class) through July 31, 2013. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Short-Intermediate Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	63	199	346	774
Investor Class	83	334	605	1,378

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 44%
of the average value of the portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. These fixed income securities may include U.S. Government securities (including agency securities, and securities issued by government-
sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, preferred or common stock, and taxable municipal bonds. The Fund may invest up to 15% of its total assets in non-investment grade or unrated securities if we determine such securities are of comparable quality to the rated securities in which the Fund may invest (U.S. Government securities, even if unrated, do not count toward this 15% limit). We select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Fund should invest in particular fixed income securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the fixed income security, including subordination, default, sinking fund, and early redemption provisions. The Fund may invest in fixed income securities of all maturities, but expects to maintain a dollar-weighted average maturity of between two to five years. The dollar-weighted average maturity of the Fund's portfolio as of June 30, 2012 was 3.1 years.

If we determine that prevailing abnormal market or economic conditions warrant, a greater portion of the Fund's portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality fixed income securities. In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.
Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•  Market Risk  As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors. You may lose money if you invest in the Fund.

•  Interest Rate Risk  The market value of a bond is significantly affected by changes in interest rates. Generally, the longer the average maturity of the bonds in the Fund's investment portfolio, the more the Fund's share price will fluctuate in response to interest rate changes.

•  Credit Risk  When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.
   Lower-rated and unrated bonds, while often having a higher yield than higher-
   rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal. During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality. In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.

•  Call Risk  The Fund invests in corporate bonds, which are generally subject to call risk. Corporate bonds and some securities issued by U.S. agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new bonds at lower interest rates. If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund's income.

•  Mortgage-Backed Securities Risk  Most mortgage-backed securities are pass-through securities, which means that the payments received by the Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off. The yield on such mortgage-backed securities is influenced by the prepayment experience of the underlying mortgage pool. In periods of declining interest rates, prepayments of the mortgages tend to increase. If the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced and it will be necessary for the
   Fund to reinvest such prepayment, presumably at a lower interest rate.

•  Government-Sponsored Enterprises Risk  The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury. Such entities may include, without limitation, the Federal
   Home Loan Banks ("FHLB"), Federal Farm Credit Banks ("FFCB"), Fannie Mae and
   Freddie Mac. Entities such as FHLB and FFCB, although chartered or sponsored by
   Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government. Fannie Mae and Freddie Mac historically were neither guaranteed nor insured by the U.S. Government. However, on September 7,
   2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government. No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

•  Failure to Meet Investment Objective  There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays Capital Intermediate U.S.
Government/Credit Index, which is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Updated performance information is available at weitzfunds.com or by calling us toll-free at 800-304-9745.
Calendar Year Total Returns-Institutional Class

The year-to-date return for the Fund's Institutional Class for the six months ended June 30, 2012 was 2.00%.

Best and Worst Performing Quarters (during the period shown above)

                Quarter/Year   Total Return
Best Quarter  2nd Quarter 2009     4.12%
Worst Quarter 3rd Quarter 2008 -1.14%
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Short-Intermediate Income Fund	Label		1 Year	5 Years	10 Years
Institutional Class	Institutional Class Return Before Taxes		2.11%	5.17%	4.45%
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions		1.34%	3.98%	3.24%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares		1.37%	3.73%	3.11%
Investor Class	Investor Class Return Before Taxes	[1]	2.03%	5.15%	4.44%
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S Government/Credit Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
[1]	Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund's Institutional Class (and uses the actual expenses of the Fund's Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund's Investor Class would have been substantially similar to, yet lower than, the performance of the Fund's Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).